Annual Total Returns - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIP Investment Grade Bond II Portfolio - VIP Investment Grade Bond II Portfolio - Investor Class
Apr. 30, 2025
Bar Chart Table:
Annual Return, Inception Date	May 27, 2022
Annual Return 2023	5.88%
Annual Return 2024	1.52%